Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	04/01/2016
Monthly Period Ending:	04/30/2016
Prev. Distribution/Close Date:	04/08/2016
Distribution Date:	05/09/2016
Days of Interest for Period:	31
Days in Collection Period:	30
Months Seasoned:	13

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$907,563,960

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	23,126,535
{3} Collections on Receivables paid off during period				{3}	12,909,566
{4} Receivables becoming Liquidated Receivables during period				{4}	5,695,937
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	652
{7} Less amounts allocable to Interest				{7}	(8,905,778)

{8} Total Monthly Principal Amounts					{8}	32,826,912

{9} End of period Aggregate Principal Balance					{9}	$874,737,048

{10} Pool Factor					{10}	68.7686371%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$90,393,780	$107,733,406	$257,880,000	$92,070,000

{13} Noteholders’ Principal Distributable Amount	{13}	0	12,805,326	15,261,684	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$77,588,454	$92,471,722	$257,880,000	$92,070,000

{18} Note Pool Factors	{18}	0.0000000%	42.8665492%	42.8665502%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$801,407,186
{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		28,067,010
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0
{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$773,340,176
{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		64.4450147%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$874,737,048
{27} 14.50% of Ending Aggregate Principal Balance							{27}	126,836,872
{28} Less Specified Reserve Balance							{28}	(25,440,000)
{29} Sum of {27} and {28}							{29}	101,396,872
{30} Required Pro Forma Note Balance {26} - {29}							{30}		773,340,176

{31} Beginning Note Balance							{31}	801,407,186
{32} Total Monthly Principal Amount							{32}	(32,826,912)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		768,580,274

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		4,759,902
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)							{35}		4,759,902
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$4,759,902

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$32,826,912
{38} Step-down Amount								{38}	(4,759,902)
{39} Principal Distributable Amount								{39}		$28,067,010

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.400000%	31	Actual days/360	$0
{41}	Class A - 2A	$90,393,780	0	0.83000%	30	30/360	62,522
{42}	Class A - 2B	$107,733,406	0	0.83900%	31	Actual days/360	77,834
{43}	Class A - 3	$257,880,000	0	1.27000%	30	30/360	272,923
{44}	Class B	$92,070,000	0	1.82000%	30	30/360	139,640
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	$35,880,553
{49} Liquidation Proceeds collected during period								{49}	3,241,187
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	0
{51} Investment Earnings - Collection Account								{51}	4,449
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	4,367
{53} Collection of Supplemental Servicing - Extension Fees								{53}	155,548
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	190,560
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	227,635

{56} Total Available Funds								{56}		39,704,299

Distributions:
{57} Base Servicing Fee								{57}	1,701,682
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	190,560
{59} Bank Service Charges - reimbursed to Servicer								{59}	2,035
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	227,635
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	62,522
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	77,834
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	272,923
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	139,640
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	0
{76} Noteholders’ Principal Distributable Amount								{76}	28,067,010
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	8,372,305
{81} Total Distributions								{81}		$39,704,299

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$456,007,186	$874,737,048	$0	$37,168,475	$0
{83}	Class B	548,077,186	874,737,048	0	37,028,835	0
{84}	Class C	662,357,186	874,737,048	0	36,800,275	0
{85}	Class D	774,737,186	874,737,048	0	36,519,325	0
{86}	Class E	801,407,186	874,737,048	0	36,439,315	0
{87}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{88} Excess Available Funds							{88}	$8,372,305
{89} Pro-Forma Note Balance (Calculated after Step-Down)							{89}	773,340,176
{90} Required Pro Forma Note Balance							{90}	773,340,176
{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{91}	0
{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{92}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{93} Specified Reserve Balance									$25,440,000

{94} Beginning of period Reserve Account balance							{94}		$25,440,000

{95} The Reserve Account Deposit, from Collection Account							{95}	0
{96} Investment Earnings							{96}	4,367
{97} Investment Earnings - transferred to Collection Account Available Funds							{97}	(4,367)
{98} Reserve Account Withdrawal Amount							{98}	0

{99} End of period Reserve Account balance							{99}		$25,440,000

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{100} Aggregate Principal Balance							{100}	$874,737,048
{101} End of Period Note Balance							{101}	773,340,176
{102} Overcollateralization							{102}	101,396,872
{103} Overcollateralization %							{103}		11.59%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
{104} Original Number of Receivables							{104}	63,313
{105} Beginning of period number of Receivables							{105}	0	50,092
{106} Number of Receivables becoming Liquidated Receivables during period							{106}	3,215	305
{107} Number of Receivables becoming Purchased Receivables during period							{107}	2	0
{108} Number of Receivables paid off during period							{108}	11,402	1,093
{109} End of period number of Receivables							{109}	48,694	48,694

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
{110} Weighted Average APR of the Receivables						{110}	12.67%	12.52%	12.51%
{111} Weighted Average Remaining Term of the Receivables						{111}	66.00	55.93	55.14
{112} Weighted Average Original Term of Receivables						{112}	71.00	71.00	71.00
{113} Average Receivable Balance						{113}	$20,091	$18,118	$17,964
{114} Net Losses in Period						{114}	$0	$2,736,871	$2,454,750
{115} Aggregate Realized Losses						{115}	$0	$28,558,967	$31,013,717
{116} Aggregate Realized Loss Percentage						{116}		2.245%	2.438%
{117} ABS Prepay Speed						{117}		1.7841	1.6648

XIII. DELINQUENCY:

							Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{118} 31-60 days						{118}	3,134	$57,634,493	6.35%
{119} 61-90 days						{119}	590	10,659,370	1.17%
{120} 91-120 days						{120}	161	2,483,361	0.27%
{121} Total						{121}	3,885	$70,777,224	7.79%

XIV. EXTENSIONS

{122} Principal Balance of Receivables extended during current period						{122}		$20,147,184
{123} Beginning of Period Aggregate Principal Balance						{123}		907,563,960
{124} Extension Rate {122} divided by {123}						{124}			2.22%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	May 3, 2016

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